Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2022 – Options outstanding	1,572,451	$0.02	$0.02	7.14	$670,451
Granted	-	-	-
Exercised	1,647	0.02	0.02
Forfeited	808	0.02	0.02
March 31, 2023 – Options outstanding	1,569,996	$0.02	$0.02	6.90	$798,297
March 31, 2023 – Options vested and exercisable	1,105,080	$0.02	$0.02	6.74	$562,066

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2021 – Options outstanding	1,838,759	$0.02	$0.02	8.22	$5,756,797
Granted	–	–	–
Exercised	144,712	0.04	0.03
Forfeited	121,596	0.03	0.03
December 31, 2022 – Options outstanding	1,572,451	$0.02	$0.02	7.14	$670,451
December 31, 2022 – Options vested and exercisable	965,454	$0.02	$0.02	6.97	$411,741

Schedule of RSU activity
	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2022 – RSUs outstanding	10,308,272	$1.45	$4,565,534
Granted	1,156,455	$0.83	$969,652
Vested	1,590,991	$1.02	$1,089,668
Forfeited	650,204	$1.21	$514,189
March 31, 2023 – RSUs outstanding	9,223,532	$1.47	$4,842,354

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2021 – RSU outstanding	1,844,820	3.60	$5,811,183
Granted	11,268,054	1.42	15,727,706
Vested	1,217,537	3.09	1,932,613
Forfeited	1,587,065	2.67	2,584,102
December 31, 2022 – RSU outstanding	10,308,272	1.45	$4,565,534

Schedule of company recognized stock-based compensation expense in the consolidated statements of operations and comprehensive income (loss)
	Three Months Ended March 31,
	2023	2022
Cost of goods sold	$129	$29
Research and development	501	261
Sales and marketing	267	58
General and administrative	1,115	1,043
Total stock-based compensation expense	$2,012	$1,391

	December 31, 2022	December 31, 2021
Cost of goods sold	$406	$–
Research and development	860	361
Sales and marketing	472	108
General and administrative	3,484	1,189
Total	$5,222	$1,658